Borrowings transactions between related parties (Details) - Korea Development Bank ₩ in Millions	12 Months Ended
Dec. 31, 2019 KRW (₩)
Facility
Disclosure of Borrowings transactions between related parties [Line Items]
Beginning balance	₩ 66,793
Changes in Borrowings transactions between related parties [Abstract]
Borrowings	5,700
Repayment	(12,648)
Others	0
Ending balance	59,845
Others
Disclosure of Borrowings transactions between related parties [Line Items]
Beginning balance	4,154
Changes in Borrowings transactions between related parties [Abstract]
Borrowings	0
Repayment	(654)
Others	0
Ending balance	3,500
Operating funds
Disclosure of Borrowings transactions between related parties [Line Items]
Beginning balance	81,000
Changes in Borrowings transactions between related parties [Abstract]
Borrowings	172,442
Repayment	(73,992)
Others	(450)
Ending balance	179,000
Syndicated Loan
Disclosure of Borrowings transactions between related parties [Line Items]
Beginning balance	17,277
Changes in Borrowings transactions between related parties [Abstract]
Borrowings	0
Repayment	(1,055)
Others	863
Ending balance	₩ 17,085